Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities
Accrued and other liabilities consist of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

Deferred revenue	1,703.0	2,033.0
Costs to be paid	197.5	208.7
Down payments from customers	363.2	353.7
Personnel related items	401.8	427.6
Derivative financial instruments	113.9	67.3
Standard warranty reserve	36.5	59.7
Other	35.8	6.5
Accrued and other liabilities	2,851.7	3,156.5
Less: non-current portion of accrued and other liabilities [1]	615.7	829.1
Current portion of accrued and other liabilities	2,236.0	2,327.4

1.
At December 31, 2016 and at December 31, 2017, the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue for services to be performed, EUV systems and upgrades.

Changes in Standard Warranty Reserve
Changes in standard warranty reserve for the years 2017 and 2016 are as follows:

Year ended December 31	2016	2017
(in millions)	EUR	EUR

Balance at beginning of year	18.8	36.5
Acquisitions through business combinations	1.7	—
Additions for the year	51.1	74.3
Utilization of the reserve	(32.5)	(35.4)
Release of the reserve	(4.2)	(14.3)
Effect of exchange rates	1.6	(1.4)
Balance at end of year	36.5	59.7